SUBSEQUENT EVENTS (Details Textual) CAD in Millions	Jan. 15, 2018 CAD
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	CAD 90.8